Sage Ranch	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Sage Ranch [Text Block]

5 Sage Ranch

	December 31, 2025	December 31, 2024
Opening balance	$10,162,415	$8,336,079
Land appraisal & related fees	468,488	1,085,359
Water Rights	125,000	-
Translation adjustment	(482,379)	740,977
	$10,273,524	$10,162,415

On September 27, 2011, the Company acquired property in Tehachapi, California (the "Sage Ranch Project" or "Tehachapi Property") with the intent to develop a residential subdivision. The Company applies the cost model for its investment property and has recorded $nil depreciation as the project is still under development.

On October 6, 2018, the Company entered into an agreement to sell a 50% undivided interest in the Sage Ranch Project to Captiva, which represents a non-arm's length transaction. The Company received 10,687,500 common shares of Captiva which had a fair value of $1,068,750 and $112,500 in cash for total consideration of $1,181,250 ("Sale Agreement").

On August 10, 2020, the Company entered into an option and joint venture agreement (the "Option and Joint Venture Agreement") with Captiva amending the terms of the Sale Agreement.

Pursuant to the terms of the Option and Joint Venture Agreement, Captiva's 50% interest in the Sage Ranch Project was converted into an option to earn (the "Option") a 50% net profits interest in the Tehachapi Property by:

1. Captiva paying the Company a cash payment of $112,500 (the "Cash Payment") (Captiva satisfied this payment in 2018 under the terms of the Sale Agreement);

2. Captiva issuing the Company common shares (the "Share Payment") (Captiva satisfied this payment in 2018 through the issuance of 10,687,500 common shares under the terms of the Sale Agreement); and

3. Captiva funding the applicable permitting and development costs for the Sage Ranch Project (Captiva was in default on such funding obligations).

Captiva had until the earlier of: (i) August 20, 2025 and (ii) the date the Company receives final approval from the City of Tehachapi (and other required regulatory approval) to build houses on the Tehachapi Property, to exercise the Option.

If Captiva made the payments summarized above by the required time, Captiva would have exercised the Option and automatically acquired a 50% net profits interest in and to the Sage Ranch Project. If Captiva exercised the Option, then Captiva and the Company would have immediately entered into a joint venture (the "Joint Venture") pursuant to the terms of the Option and Joint Venture Agreement. Pursuant to the terms of the Joint Venture, the Company and the Captiva were required to evenly split all net profits derived from the Sage Ranch Project.

Captiva was in default of its funding obligations under the Option and Joint Venture Agreement. On June 22, 2023 and amended on August 21, 2023, the Company entered into an agreement with Captiva whereby the Company will repay Captiva the amount funded by Captiva under the Option and Joint Venture Agreement (equal to $5,591,588) in 48 equal monthly installments of $116,491 starting on August 22, 2024, with the last payment on June 1, 2028. Amounts payable to Captiva under the agreement relate to the reimbursement of costs incurred by Captiva under the Option. Subsequent to the amount being repaid, Captiva will no longer have any further net profits interest in and to the Sage Ranch Project.

On November 13, 2023, the Sage Ranch Project received Planning Commission approval for the Sage Ranch Precise Development Plan ("PDP"). On June 18, 2024, a Sacramento court issued a ruling in the case of Tehachapi Cummings County Water District V. City of Tehachapi (the "City"), which has not yet taken effect. The ruling stated that the City's analysis of the Company's Environmental Impact Report ("EIR") was inadequate and upon resolution of the final cause of action, a writ will be issued voiding the certification of the EIR and any related project approvals.  The City and the Company have already started work to comply with the mandates of the proposed writ.

On April 25, 2025, the Company entered into an agreement to buy 115 acre-feet of adjudicated and deeded water rights for USD $1,250,000, which expires on April 25, 2027. If the purchase is not made within 120 days, the amount will escalate by $62,500 (late payment fee) and then another $62,500 for each additional 90 days thereafter until the expiry date or the agreement is mutually terminated. If the water is not purchased, the Company would owe any late payment fees accrued. During the year end December 31, 2025, the Company has accrued $125,000 (2024 - $nil) late payment fees which have been capitalized to the project.

The fair value of the development project as a whole is not possible to reliably estimate as of yet, given the Company has not yet received all necessary permits or begun construction.